Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials		$ 25,985
Work in progress		779
Finished goods	147,533	1,060,615
Total inventories	147,533	1,087,379
Less: inventory impairment loss	(58,930)	(2,363)
Inventories, net	$ 88,603	$ 1,085,016